BUSINESS COMBINATION - Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Jun. 21, 2016	Dec. 21, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition
Goodwill			$ 7,993,499	$ 7,992,700	$ 2,040,402
Cablevision Systems Corp.
Business Acquisition
Current assets	$ 1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621
Goodwill	5,842,172
Indefinite-lived cable television franchises	8,113,575
Other non-current assets	748,998
Current liabilities	(2,311,201)
Long-term debt	(8,355,386)
Deferred income taxes	(6,832,773)
Other non-current liabilities	(189,355)
Total	9,958,323
Cablevision Systems Corp. | Previously Reported
Business Acquisition
Goodwill	5,838,959
Current liabilities	(2,305,954)
Deferred income taxes	(6,834,807)
Cequel Corp.
Business Acquisition
Current assets		$ 161,874
Accounts receivable		180,422
Property, plant and equipment		2,107,220
Goodwill		2,153,741
Indefinite-lived cable television franchises		4,906,506
Other non-current assets		73,811
Current liabilities		(534,662)
Long-term debt		(4,717,305)
Deferred income taxes		(1,492,017)
Other non-current liabilities		(2,084)
Total		3,973,528
Customer relationships | Cablevision Systems Corp.
Business Acquisition
Finite-lived intangible assets	4,850,000
Customer relationships | Cequel Corp.
Business Acquisition
Finite-lived intangible assets		$ 1,075,884
Finite-lived intangible asset, useful life		8 years
Trade names | Cablevision Systems Corp.
Business Acquisition
Finite-lived intangible assets	$ 1,010,000
Finite-lived intangible asset, useful life	12 years
Trade names | Cequel Corp.
Business Acquisition
Finite-lived intangible assets		$ 56,782
Finite-lived intangible asset, useful life		2 years
Amortizable intangible assets | Cablevision Systems Corp.
Business Acquisition
Finite-lived intangible assets	$ 23,296
Amortizable intangible assets | Cequel Corp.
Business Acquisition
Finite-lived intangible assets		$ 3,356
Finite-lived intangible asset, useful life		11 years
Minimum | Cablevision Systems Corp.
Business Acquisition
Property, plant and equipment, useful life	2 years
Minimum | Cequel Corp.
Business Acquisition
Property, plant and equipment, useful life		3 years
Minimum | Customer relationships
Business Acquisition
Finite-lived intangible asset, useful life			8 years	8 years
Minimum | Customer relationships | Cablevision Systems Corp.
Business Acquisition
Finite-lived intangible asset, useful life	8 years
Minimum | Trade names
Business Acquisition
Finite-lived intangible asset, useful life			2 years	2 years
Minimum | Amortizable intangible assets
Business Acquisition
Finite-lived intangible asset, useful life			1 year	1 year
Minimum | Amortizable intangible assets | Cablevision Systems Corp.
Business Acquisition
Finite-lived intangible asset, useful life	1 year
Maximum | Cablevision Systems Corp.
Business Acquisition
Property, plant and equipment, useful life	18 years
Maximum | Cequel Corp.
Business Acquisition
Property, plant and equipment, useful life		13 years
Maximum | Customer relationships
Business Acquisition
Finite-lived intangible asset, useful life			18 years	18 years
Maximum | Customer relationships | Cablevision Systems Corp.
Business Acquisition
Finite-lived intangible asset, useful life	18 years
Maximum | Trade names
Business Acquisition
Finite-lived intangible asset, useful life			4 years	12 years
Maximum | Amortizable intangible assets
Business Acquisition
Finite-lived intangible asset, useful life			15 years	15 years
Maximum | Amortizable intangible assets | Cablevision Systems Corp.
Business Acquisition
Finite-lived intangible asset, useful life	15 years